Stock-Based Compensation - Weighted-Average Assumptions Used in Granted Stock Options Fair Value Estimates (Details) - Option - Eagle I Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rate	2.30%	2.60%	2.10%
Expected volatility	26.40%	25.00%	26.00%
Expected dividend	0.00%	0.00%	0.00%